Average Annual Total Returns - SelectPortfoliosFidelityAdvisorMaterialsFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorMaterialsFund-AMCIZPRO - Select Materials Portfolio	Apr. 29, 2025
Fidelity Advisor Materials Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(8.73%)
Past 5 years	6.96%
Past 10 years	4.35%
Fidelity Advisor Materials Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(11.05%)
Past 5 years	5.95%
Past 10 years	3.37%
Fidelity Advisor Materials Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.39%)
Past 5 years	5.48%
Past 10 years	3.33%
Fidelity Advisor Materials Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(4.75%)
Past 5 years	7.42%
Past 10 years	4.34%
Fidelity Advisor Materials Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(6.79%)
Past 5 years	7.19%
Past 10 years	4.30%
Fidelity Advisor Materials Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(2.91%)
Past 5 years	8.54%
Past 10 years	5.26%
Fidelity Advisor Materials Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(2.77%)
Past 5 years	8.69%
Since Inception	5.65%	[1]
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F1519
Average Annual Return:
Past 1 year	0.54%
Past 5 years	9.01%
Past 10 years	7.84%

[1]	A From October 2, 2018 .